Offsets	Aug. 06, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	POCHE TECHNOLOGY CO., Ltd
Form or Filing Type	F-1
File Number	333-294395
Initial Filing Date	Mar. 18, 2026
Fee Offset Claimed	$ 2,977.79
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares, par value US$0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,750,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 18,750,000.00
Termination / Withdrawal Statement	The Registrant previously paid filing fees of $2,977.79 in connection with the Registration Statement on Form F-1 (File No. 333-294395) filed on March 18, 2026. No securities were sold under such prior registration statement. In accordance with Rule 457(p) under the Securities Act of 1933, as amended, the Registrant is offsetting the filing fee due for this Registration Statement by such amount.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	POCHE TECHNOLOGY CO., Ltd
Form or Filing Type	F-1
File Number	333-294395
Filing Date	Mar. 18, 2026
Fee Paid with Fee Offset Source	$ 2,977.79